General Information	12 Months Ended
Dec. 31, 2025
General Information [Abstract]
GENERAL INFORMATION

1. GENERAL INFORMATION

Tiziana Life Sciences Ltd, (the “Company”) is a public limited company incorporated in Bermuda and at the year-end is quoted on the NASDAQ Capital Market (NASDAQ: TLSA). The previous parent, Tiziana Life Sciences PLC, delisted from the main market of the London Stock Exchange (LSE: TILS) on October 21, 2021. The address of its registered office is given on page 1. The principal activities of the Company and its subsidiaries (the Group) are to design and deliver next generation immunotherapies for neurodegenerative and neuroinflammatory diseases. Our lead immunotherapeutic candidate, Foralumab (TZLS-401), is being developed for Non-Active Secondary Progressive Multiple Sclerosis, Alzheimer’s and other CNS indications. Foralumab is the only fully human anti-CD3 monoclonal antibody under clinical development and is expected to minimize adverse immune responses in patients. Tiziana has submitted a patent application on potential use of Foralumab, to improve success of chimeric antigen receptor T cells (CAR-T) therapy for cancer and other human diseases.

The functional currency for the Company is also US dollars ($) indicative of the primary economic environment in which the Company operates. These consolidated financial statements are presented in thousands of dollars ($’000) which is the presentational currency of the Company.